Cover Page	3 Months Ended
Apr. 04, 2021
Cover [Abstract]
Document Type	POS AM
Contact Personnel Name	Dylan B. Lissette
Entity Registrant Name	Utz Brands, Inc.
Entity Address, Address Line One	900 High Street
Entity Address, City or Town	Hanover
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17331
City Area Code	717
Local Phone Number	637-6644
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001739566
Amendment Flag	true
Amendment Description	The files have been amended to restate our consolidated financial statements and related disclosures as of and for the year ended January 3, 2021, and other sections included in the prospectus. Refer to Note 1, "Operations and Summary of Significant Accounting Policies" of Notes to the audited Consolidated Financial Statements included in the prospectus included in this Amendment No. 2 for additional information. Pursuant to the SEC's requirements, the relevant unaudited interim financial information for each of the quarterly periods ended September 29, 2020 through January 3, 2021 have also been restated. The impact of such restatements is included herein.Refer to Note 1, "Operations and Summary of Significant Accounting Policies" of Notes to the audited Consolidated Financial Statements included in the prospectus included in this Amendment No. 2. Further, the files have been amended to account for the quarterly ended April 4, 2021 financial statements and footnotes included in the S-1 Registration Statement."